INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Raw materials	109,383,340	194,707,940
Works in progress	57,688	27,802
Finished goods	32,725,151	74,901,300

Inventories	142,166,179	269,637,042

Write-downs of inventories from the carrying amount to its estimated net realizable value amounted to RMB10,491,137, RMB5,809,583 and RMB3,679,669 were made for the years ended December 31, 2019, 2020 and 2021, and were recorded as cost of revenues.